Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
October 31, 2022
RW42-NPRT1-1222
1.867292.115
Domestic Equity Funds - 20.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	210,011	2,192,513
Fidelity Series Commodity Strategy Fund (a)	241,817	512,653
Fidelity Series Large Cap Growth Index Fund (a)	98,912	1,395,643
Fidelity Series Large Cap Stock Fund (a)	93,565	1,545,696
Fidelity Series Large Cap Value Index Fund (a)	211,165	2,962,648
Fidelity Series Small Cap Opportunities Fund (a)	65,753	783,122
Fidelity Series Value Discovery Fund (a)	71,710	1,094,290
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,503,020)		10,486,565

International Equity Funds - 22.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	60,988	815,416
Fidelity Series Emerging Markets Fund (a)	61,754	428,575
Fidelity Series Emerging Markets Opportunities Fund (a)	275,179	3,899,287
Fidelity Series International Growth Fund (a)	120,833	1,661,456
Fidelity Series International Index Fund (a)	73,894	696,080
Fidelity Series International Small Cap Fund (a)	34,860	504,772
Fidelity Series International Value Fund (a)	179,413	1,657,778
Fidelity Series Overseas Fund (a)	163,461	1,650,961
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,496,485)		11,314,325

Bond Funds - 53.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	301,481	2,939,441
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	460,094	3,726,763
Fidelity Series Corporate Bond Fund (a)	353,632	3,044,773
Fidelity Series Emerging Markets Debt Fund (a)	38,873	266,277
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,949	86,938
Fidelity Series Floating Rate High Income Fund (a)	6,157	53,934
Fidelity Series Government Bond Index Fund (a)	511,087	4,594,674
Fidelity Series High Income Fund (a)	34,558	280,608
Fidelity Series International Credit Fund (a)	1,473	11,413
Fidelity Series International Developed Markets Bond Index Fund (a)	239,055	2,043,922
Fidelity Series Investment Grade Bond Fund (a)	486,241	4,672,771
Fidelity Series Investment Grade Securitized Fund (a)	377,211	3,247,788
Fidelity Series Long-Term Treasury Bond Index Fund (a)	457,521	2,575,842
Fidelity Series Real Estate Income Fund (a)	13,818	130,859
TOTAL BOND FUNDS (Cost $32,738,147)		27,676,003

Short-Term Funds - 3.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	434,879	434,879
Fidelity Series Short-Term Credit Fund (a)	28,601	269,994
Fidelity Series Treasury Bill Index Fund (a)	128,643	1,278,714
TOTAL SHORT-TERM FUNDS (Cost $2,002,969)		1,983,587

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $58,740,621)	51,460,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	(866)
NET ASSETS - 100.0%	51,459,614

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,131,574	101,548	189,488	-	(6,265)	(97,928)	2,939,441
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,848,965	447,180	125,185	-	(4,113)	(440,084)	3,726,763
Fidelity Series Blue Chip Growth Fund	2,580,615	212,991	260,324	77,726	(91,521)	(249,248)	2,192,513
Fidelity Series Canada Fund	892,508	41,240	73,001	-	(2,073)	(43,258)	815,416
Fidelity Series Commodity Strategy Fund	847,095	483,937	310,729	452,584	(267,185)	(240,465)	512,653
Fidelity Series Corporate Bond Fund	3,302,280	197,400	134,488	28,984	(9,594)	(310,825)	3,044,773
Fidelity Series Emerging Markets Debt Fund	293,431	9,182	14,434	4,238	(1,395)	(20,507)	266,277
Fidelity Series Emerging Markets Debt Local Currency Fund	97,612	1,616	7,224	-	(1,254)	(3,812)	86,938
Fidelity Series Emerging Markets Fund	505,875	20,412	21,613	-	(5,843)	(70,256)	428,575
Fidelity Series Emerging Markets Opportunities Fund	4,566,346	208,086	267,364	-	(92,282)	(515,499)	3,899,287
Fidelity Series Floating Rate High Income Fund	56,275	1,901	3,723	944	(146)	(373)	53,934
Fidelity Series Government Bond Index Fund	4,850,584	366,394	254,755	21,721	(17,782)	(349,767)	4,594,674
Fidelity Series Government Money Market Fund 3.25%	280,213	165,003	10,337	2,121	-	-	434,879
Fidelity Series High Income Fund	303,848	9,364	19,621	4,195	(2,542)	(10,441)	280,608
Fidelity Series International Credit Fund	12,522	103	-	102	-	(1,212)	11,413
Fidelity Series International Developed Markets Bond Index Fund	2,236,726	90,949	142,100	3,101	(14,819)	(126,834)	2,043,922
Fidelity Series International Growth Fund	1,858,103	114,507	120,238	-	(4,659)	(186,257)	1,661,456
Fidelity Series International Index Fund	777,904	28,116	34,348	-	(4,404)	(71,188)	696,080
Fidelity Series International Small Cap Fund	574,478	9,443	13,125	-	(4,166)	(61,858)	504,772
Fidelity Series International Value Fund	1,842,603	32,156	105,942	-	(11,448)	(99,591)	1,657,778
Fidelity Series Investment Grade Bond Fund	5,013,601	339,167	248,121	40,512	(24,933)	(406,943)	4,672,771
Fidelity Series Investment Grade Securitized Fund	3,546,325	226,668	167,380	22,032	(16,705)	(341,120)	3,247,788
Fidelity Series Large Cap Growth Index Fund	1,633,061	62,596	152,680	-	(7,065)	(140,269)	1,395,643
Fidelity Series Large Cap Stock Fund	1,789,350	145,547	264,637	93,612	(9,168)	(115,396)	1,545,696
Fidelity Series Large Cap Value Index Fund	3,416,886	75,213	436,717	-	11,222	(103,956)	2,962,648
Fidelity Series Long-Term Treasury Bond Index Fund	2,825,179	317,503	63,618	18,451	(3,797)	(499,425)	2,575,842
Fidelity Series Overseas Fund	1,868,698	118,169	132,950	-	(20,931)	(182,025)	1,650,961
Fidelity Series Real Estate Income Fund	176,042	11,172	36,026	7,946	(4,024)	(16,305)	130,859
Fidelity Series Short-Term Credit Fund	279,557	6,274	8,884	1,242	(118)	(6,835)	269,994
Fidelity Series Small Cap Opportunities Fund	873,574	49,749	92,371	35,492	(4,032)	(43,798)	783,122
Fidelity Series Treasury Bill Index Fund	841,140	594,944	153,946	7,201	(281)	(3,143)	1,278,714
Fidelity Series Value Discovery Fund	1,260,235	24,215	187,960	-	5,246	(7,446)	1,094,290
	56,383,205	4,512,745	4,053,329	822,204	(616,077)	(4,766,064)	51,460,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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